Note 10 - Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
10.	Stock-Based Compensation

2016 Omnibus Incentive Plan

The 2016 Omnibus Incentive Plan, as last amended effective April 9, 2020 (the “2016 Plan”), has been approved by our Board of Directors and ratified by our stockholders. The 2016 Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employees, directors and consultants. We grant options to purchase shares of common stock under the 2016 Plan with an exercise price no less than the fair market value of the underlying common stock as of the date of grant. Options granted under the 2016 Plan have a maximum term of ten years. As of December 31, 2023, options to purchase 561 shares of common stock were outstanding under the 2016 Plan, with a weighted average exercise price of $14,420.00 per share, and the average remaining contractual life was approximately 8.9 years. At the same date no shares remained available for future awards.

2011 Stock Option Plan

Prior to approval of the 2016 Plan, stock-based awards were granted under the 2011 Stock Option Plan (the “2011 Plan”). In conjunction with stockholder approval of the 2016 Plan, the Board terminated the 2011 Plan, although awards outstanding under the 2011 Plan will remain outstanding in accordance with and pursuant to the terms thereof. Options granted under the 2011 Plan have a maximum term of ten years and generally vest over zero to two years for employees. As of December 31, 2023, options to purchase 5 shares of common stock remained outstanding under the 2011 Plan, with a weighted average exercise price of $76,200.00 per share, and the average remaining contractual life was approximately 1.2 years.

CPP’s 2010 Equity Incentive Plan

As a result of the Mergers, the Company has assumed all remaining rights and obligations with respect to CPP’s 2010 Equity Incentive Plan (the “CPP Plan”) through the issuance of replacement options. As of December 31, 2023, options to purchase 41 shares of common stock remained outstanding under the CPP Plan, with a weighted average exercise price of $6,743.41 per share, and the average remaining contractual life was 6.7 years.

We recognize stock-based compensation based on the fair value of each award as estimated using the Black-Scholes option valuation model. Ultimately, the actual expense recognized over the vesting period will only be for those shares that actually vest.

A summary of option activity is as follows:

	Shares Underlying Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at January 1, 2022	63	$132,059.00	$-
Options continued from CPP Plan	42	6,743.41
Exercised	-
Cancelled	-
Forfeitures	(1)	6,743.41

Balance at December 31, 2022	104	$82,655.77	$-
Granted	503	300.00
Exercised	-
Cancelled	-
Forfeitures	-

Balance at December 31, 2023	607	$14,410.38	$-

Stock-based compensation expense for each of the periods presented is as follows (in thousands):

	Year ended December 31,
	2023	2022
General and administative	$643	$889
Research and development	180	199
Total stock-based compensation	$823	$1,088

A summary of the status of our unvested shares during the two years ended and as of December 31, 2023 is as follows:

	Shares Under Option	Weighted Average Grant Date Fair Value
Unvested at January 1, 2022	18	$92,061.33
Granted	42	26,038.83
Vested	(52)	38,865.69
Forfeitures	(1)	26,038.83
Unvested at December 31, 2022	7	$100,525.71
Granted	503	269.80
Vested	(83)	7,002.26
Forfeitures	-
Unvested at December 31, 2023	427	$604.69

Information about stock options outstanding, vested and expected to vest as of December 31, 2023, is as follows:

			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)

$300			503	9.24	$300.00	78	9.24
$5,280	-	$7,709	39	7.00	$5,280.00	39	7.00
$26,400	-	$98,160	37	5.29	$79,787.03	35	5.18
$100,080	-	$362,400	28	5.29	$194,220.00	28	5.29

Totals			607	8.68	$14,410.36	180	7.35

As of December 31, 2023, total compensation expense related to unvested employee stock options not yet recognized was $0.1 million, which is expected to be allocated to expenses over a weighted-average period of 0.24 years.

Options to purchase 503 shares were issued in the year ended December 31, 2023 at a weighted average exercise price of $300.00. No new options were granted during the year ended December 31, 2022. On June 15, 2022, as a component of the purchase consideration for the acquisition of CPP the Company provided fully vested replacement options to purchase up to 42 shares of common stock at a weighted average exercise price of $6,743.41 per share.

The following table reflects the key assumptions used for calculating fair market value for options granted during the year ended December 31, 2023:

	2023
Common stock fair value		$300.00
Risk-free interest rate	3.59%	to	3.60%
Expected dividend yield		$0.00
Expected Option life (in years)	5.08	to	5.5
Expected stock price volatility	131.3%	-	138.0%

Non-employee stock-based compensation

We account for stock options granted to nonemployees in accordance with Accounting Standards Update (“ASU”) 2019-07, “Compensation – Stock Compensation (Topic 718). In connection with stock options granted to nonemployees, we recorded approximately $171,000 and $281,000 for nonemployee stock-based compensation during 2023 and 2022, respectively.